DESCRIPTION OF THE PLAN (Tables)	12 Months Ended
Feb. 28, 2026
National Bank Holdings Corporation Employee Stock Purchase Plan
DESCRIPTION OF THE PLAN
Schedule of shares purchased and purchase price under stock purchase provisions

For the year ended	Offering period	Shares purchased	Purchase price
February 28, 2026	March 1, 2025 - August 31, 2025	9,672	$35.30
	September 1, 2025 - February 28, 2026	8,490	$35.99

February 28, 2025	March 1, 2024 - August 31, 2024	9,769	$39.43
	September 1, 2024 - February 28, 2025	8,099	$37.68

February 29, 2024	March 1, 2023 - August 31, 2023	16,822	$28.39
	September 1, 2023 - February 29, 2024	11,620	$30.46